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                                   DECHERT LLP
                               1775 I STREET, N.W.
                             WASHINGTON, D.C. 20006
                                 (202) 261-3300

                                October 31, 2003

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

      Re:   New Covenant Funds
            File Nos. 333-64981 and 811-09025

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of New Covenant Funds (the "Trust"), that the form of Prospectus and Statement of Additional Information for the Trust that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 4 to the Trust's Registration Statement on Form N-1A which was filed on October 24, 2003. The text of Post-Effective Amendment No. 4 was filed electronicaly.

      Please do not hesitate to contact the undersigned at (202) 261-3364 if you have any questions regarding this filing.

                                              Very truly yours,

                                              Patrick W.D. Turley